FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments And Risk Management
Cash	$ 891	$ 1,312	$ 783
Current liabilities	$ 952,802	$ 1,170,027